OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia 120/20 Contrarian Equity Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%
CONSUMER DISCRETIONARY 6.3%
Auto Components 0.4%
Visteon Corp. (a)	2,173	$70,470
Automobiles 0.5%
Ford Motor Co.	10,258	94,784
Media 2.8%
National CineMedia, Inc.	12,865	181,911
Regal Entertainment Group, Class A	10,518	145,359
Viacom, Inc., Class B	4,566	213,278
Total		540,548
Multiline Retail 2.6%
Target Corp.	8,353	506,609
TOTAL CONSUMER DISCRETIONARY		1,212,411
CONSUMER STAPLES 7.3%
Food Products 1.5%
Hershey Co. (The)	4,000	286,960
Tobacco 5.8%
Lorillard, Inc.	4,662	599,720
Philip Morris International, Inc.	5,794	529,803
Total		1,129,523
TOTAL CONSUMER STAPLES		1,416,483
ENERGY 13.6%
Energy Equipment & Services 1.7%
Halliburton Co.	9,805	324,840
Oil, Gas & Consumable Fuels 11.9%
Apache Corp.	5,676	488,817
Enbridge, Inc.	18,486	755,338
Exxon Mobil Corp.	2,175	188,899
Occidental Petroleum Corp.	1,565	136,202
Royal Dutch Shell PLC, ADR	7,580	516,956
Suncor Energy, Inc.	6,739	205,809
Total		2,292,021
TOTAL ENERGY		2,616,861
FINANCIALS 11.6%
Capital Markets 2.5%
Goldman Sachs Group, Inc. (The)	4,754	479,679

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 2.2%
CIT Group, Inc. (a)	11,682	$426,627
Diversified Financial Services 3.0%
Bank of America Corp.	80,634	591,853
Insurance 3.9%
ACE Ltd.	10,219	751,096
TOTAL FINANCIALS		2,249,255
HEALTH CARE 13.9%
Life Sciences Tools & Services 4.2%
Agilent Technologies, Inc.	8,616	329,907
Thermo Fisher Scientific, Inc.	8,657	481,935
Total		811,842
Pharmaceuticals 9.7%
Bristol-Myers Squibb Co.	11,928	424,637
Mylan, Inc. (a)	28,668	660,224
Novartis AG, ADR	5,521	323,641
Pfizer, Inc.	19,052	458,010
Total		1,866,512
TOTAL HEALTH CARE		2,678,354
INDUSTRIALS 12.2%
Airlines 0.6%
Delta Air Lines, Inc. (a)	9,644	93,065
United Continental Holdings, Inc. (a)	1,795	33,907
Total		126,972
Electrical Equipment 4.9%
Cooper Industries PLC	13,035	936,956
Machinery 6.7%
Caterpillar, Inc.	2,777	233,851
Deere & Co.	8,147	625,853
Parker Hannifin Corp.	5,301	425,776
Total		1,285,480
TOTAL INDUSTRIALS		2,349,408
INFORMATION TECHNOLOGY 12.1%
Internet Software & Services 2.7%
eBay, Inc. (a)	11,724	519,373

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 3.8%
Intel Corp.	15,384	$395,369
LSI Corp. (a)	50,156	346,077
Total		741,446
Software 5.6%
Microsoft Corp.	9,228	271,949
Oracle Corp.	26,640	804,528
Total		1,076,477
TOTAL INFORMATION TECHNOLOGY		2,337,296
MATERIALS 7.6%
Chemicals 4.8%
Dow Chemical Co. (The)	14,517	417,799
EI du Pont de Nemours & Co.	5,084	252,675
PPG Industries, Inc.	2,359	258,216
Total		928,690
Paper & Forest Products 2.8%
Schweitzer-Mauduit International, Inc.	8,022	546,298
TOTAL MATERIALS		1,474,988
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
CenturyLink, Inc.	11,018	457,688
TOTAL TELECOMMUNICATION SERVICES		457,688

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 9.0%
Electric Utilities 2.0%
Xcel Energy, Inc.	12,927	$378,761
Multi-Utilities 7.0%
CenterPoint Energy, Inc.	19,152	403,341
Sempra Energy	7,628	537,088
Wisconsin Energy Corp.	10,114	412,044
Total		1,352,473
TOTAL UTILITIES		1,731,234
Total Common Stocks (Cost: $16,209,611)		$18,523,978

	Shares	Value

Money Market Funds 4.6%
Columbia Short-Term Cash Fund, 0.153% (b)(c)	877,690	$877,690
Total Money Market Funds (Cost: $877,690)		$877,690
Total Investments (Cost: $17,087,301) (d)		$19,401,668(e)
Other Assets & Liabilities, Net		(125,221)
Net Assets		$19,276,447

Investment in Derivatives

Total Return Equity Swap Contracts Outstanding at July 31, 2012

			Expiration	Notional	Unrealized	Unrealized
Counterparty	Fund Receives	Fund Pays	Date	Amount ($)	Appreciation ($)	Depreciation ($)
JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P North American Technology Semiconductor Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 27, 2012	1,061,893	50,048	—
JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the S&P Small Cap 600 Index	Nov. 27, 2012	1,820,526	—	(26,882)

JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the Russell 1000 Growth Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 27, 2012	1,711,872	40,794	—
JPMorgan Chase Bank, London Branch	Floating rate based on 1-month LIBOR less 0.65%	Total return on a custom basket of securities in the Dow Jones U.S. Industrials Index	Nov. 27, 2012	1,680,159	—	(57,600)
JPMorgan Chase Bank, London Branch	Total return on a custom basket of securities in the S&P 100 Index	Floating rate based on 1-month LIBOR plus 0.30%	Nov. 27, 2012	781,343	19,279	—
Total					110,121	(84,482)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	840,049	2,056,479	(2,018,838)	—	877,690	—	162	877,690

(d)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $17,087,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$3,626,000
Unrealized Depreciation	(1,311,000)
Net Unrealized Appreciation	$2,315,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,212,411	—	—	1,212,411
Consumer Staples	1,416,483	—	—	1,416,483
Energy	2,616,861	—	—	2,616,861
Financials	2,249,255	—	—	2,249,255
Health Care	2,678,354	—	—	2,678,354
Industrials	2,349,408	—	—	2,349,408
Information Technology	2,337,296	—	—	2,337,296
Materials	1,474,988	—	—	1,474,988
Telecommunication Services	457,688	—	—	457,688
Utilities	1,731,234	—	—	1,731,234
Total Equity Securities	18,523,978	—	—	18,523,978

Other
Money Market Funds	877,690	—	—	877,690
Total Other	877,690	—	—	877,690

Investments in Securities	19,401,668	—	—	19,401,668
Derivatives
Assets
Swap Contracts	—	110,121	—	110,121
Liabilities
Swap Contracts	—	(84,482)	—	(84,482)
Total	19,401,668	25,639	—	19,427,307

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Recovery and Infrastructure Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.1%
CONSUMER DISCRETIONARY 4.3%
Automobiles 4.3%
Ford Motor Co.	3,124,640	$28,871,674
TOTAL CONSUMER DISCRETIONARY		28,871,674
ENERGY 3.9%
Energy Equipment & Services 3.9%
Baker Hughes, Inc.	199,566	9,243,897
Halliburton Co.	324,435	10,748,532
McDermott International, Inc. (a)	564,515	6,604,825
Total		26,597,254
TOTAL ENERGY		26,597,254
INDUSTRIALS 61.1%
Aerospace & Defense 4.4%
Boeing Co. (The)	130,414	9,638,899
Exelis, Inc.	499,900	4,699,060
Honeywell International, Inc.	270,888	15,725,048
Total		30,063,007
Airlines 8.6%
Delta Air Lines, Inc. (a)	2,099,066	20,255,987
United Continental Holdings, Inc. (a)(b)	2,024,754	38,247,603
Total		58,503,590
Construction & Engineering 24.1%
Aegion Corp. (a)(b)	768,954	13,379,800
Chicago Bridge & Iron Co. NV	729,857	26,085,089
Foster Wheeler AG (a)	1,192,307	21,509,218
Jacobs Engineering Group, Inc. (a)	371,909	14,344,530
KBR, Inc.	1,328,155	34,850,787
Quanta Services, Inc. (a)	569,142	13,084,575
Shaw Group, Inc. (The) (a)	487,783	18,999,148
URS Corp.	587,995	20,620,985
Total		162,874,132
Electrical Equipment 4.3%
ABB Ltd., ADR	664,389	11,527,149
Babcock & Wilcox Co. (The) (a)	358,250	8,992,075
Hubbell, Inc., Class B	104,834	8,625,742
Total		29,144,966
Machinery 19.7%
AGCO Corp. (a)	339,742	14,894,289
Astec Industries, Inc. (a)(b)	395,568	11,550,586
Caterpillar, Inc.	39,950	3,364,189
Deere & Co.	278,853	21,421,487

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Eaton Corp. (b)	391,409	$17,159,371
ITT Corp.	177,621	3,328,618
Parker Hannifin Corp.	186,248	14,959,439
Terex Corp. (a)(b)	837,046	16,322,397
Timken Co.	273,300	9,893,460
Trinity Industries, Inc.	145,069	4,061,932
Xylem, Inc.	687,144	16,477,713
Total		133,433,481
TOTAL INDUSTRIALS		414,019,176
INFORMATION TECHNOLOGY 28.3%
Communications Equipment 5.3%
Cisco Systems, Inc.	399,283	6,368,564
Harris Corp. (b)	173,097	7,209,490
Oclaro, Inc. (a)	302,832	847,927
Telefonaktiebolaget LM Ericsson, ADR (b)	838,605	7,757,096
Tellabs, Inc.	4,119,968	13,554,695
Total		35,737,772
Electronic Equipment, Instruments & Components 11.4%
Benchmark Electronics, Inc. (a)	145,238	2,288,951
Celestica, Inc. (a)	234,193	1,789,234
Coherent, Inc. (a)	316,426	15,451,081
Flextronics International Ltd. (a)	2,999,522	19,226,936
Newport Corp. (a)	1,065,075	11,982,094
Sanmina-SCI Corp. (a)(b)	2,089,911	17,847,840
TE Connectivity Ltd.	252,969	8,350,507
Total		76,936,643
Semiconductors & Semiconductor Equipment 6.0%
Broadcom Corp., Class A	130,945	4,436,417
Brooks Automation, Inc. (b)	987,105	9,140,592
Intel Corp.	1,052,065	27,038,071
Total		40,615,080
Software 5.6%
Microsoft Corp.	742,790	21,890,021
Oracle Corp.	186,375	5,628,525
Symantec Corp. (a)	667,394	10,511,456
Total		38,030,002
TOTAL INFORMATION TECHNOLOGY		191,319,497
MATERIALS 2.5%
Chemicals 1.8%
Dow Chemical Co. (The)	431,859	12,428,902

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Metals & Mining 0.7%
Alcoa, Inc. (b)	545,339	$4,619,021
TOTAL MATERIALS		17,047,923
Total Common Stocks (Cost: $674,858,341)		$677,855,524

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.153% (c)(d)	2,341,771	$2,341,771
Total Money Market Funds (Cost: $2,341,771)		$2,341,771

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 8.8%
Certificates of Deposit 0.4%
National Australia Bank
08/16/12	0.349%	3,000,000	$3,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 8.4%
Citigroup Global Markets, Inc. dated 07/31/12, matures 08/01/12, repurchase price $20,000,106 (e)
	0.190%	$20,000,000	$20,000,000
Mizuho Securities USA, Inc. dated 07/31/12, matures 08/01/12, repurchase price $21,000,123 (e)
08/01/12	0.210%	21,100,000	21,100,000
Natixis Financial Products, Inc. dated 07/31/12, matures 08/01/12, repurchase price 5,000,028 (e)
	0.200%	5,000,000	5,000,000
Nomura Securities dated 07/31/12, matures 08/01/12, repurchase price 5,000,028 (e)
	0.200%	5,000,000	5,000,000
Pershing LLC dated 07/31/12, matures 08/01/12, repurchase price $1,000,009 (e)
	0.320%	1,000,000	1,000,000
UBS Securities LLC dated 07/31/12, matures 08/01/12, repurchase price 4,599,948 (e)
	0.190%	4,599,924	4,599,924
Total			56,699,924
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $59,699,924)			$59,699,924
Total Investments (Cost: $736,900,036) (f)			$739,897,219(g)
Other Assets & Liabilities, Net			(62,608,028)
Net Assets			$677,289,191

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At July 31, 2012, security was partially or fully on loan.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Realized Gain/ Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	11,329,446	29,471,636	(38,459,311)	—	2,341,771	944	2,341,771

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.190%)

Security Description	Value ($)
Fannie Mae Pool	2,059,999
Fannie Mae REMICS	6,326,309
Fannie Mae-Aces	480,562
Freddie Mac Gold Pool	1,039,972
Freddie Mac Non Gold Pool	173,868
Freddie Mac REMICS	5,084,750
Ginnie Mae I Pool	247,484
Ginnie Mae II Pool	1,019,842
Government National Mortgage Association	3,967,214
Total Market Value of Collateral Securities	20,400,000

Mizuho Securities USA, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae Pool	9,739,490
Freddie Mac Gold Pool	139,558
Freddie Mac Non Gold Pool	923,649
Freddie Mac REMICS	1,685,038
Ginnie Mae I Pool	526,261
Ginnie Mae II Pool	8,508,004
Total Market Value of Collateral Securities	21,522,000

Natixis Financial Products, Inc. (0.200%)

Security Description	Value ($)
Ginnie Mae	34,181
Fannie Mae Pool	762,882
Fannie Mae REMICS	1,588,192
Federal National Mortgage Association	173,025
Freddie Mac Gold Pool	56,046
Freddie Mac Non Gold Pool	160,274
Freddie Mac REMICS	1,133,180
Government National Mortgage Association	1,192,248
Total Market Value of Collateral Securities	5,100,028

Nomura Securities (0.200%)

Security Description	Value ($)
Ginnie Mae I Pool	3,449,839
Ginnie Mae II Pool	1,650,161
Total Market Value of Collateral Securities	5,100,000

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae Pool	196,523
Fannie Mae REMICS	128,217
Federal Farm Credit Banks	46,983
Federal Home Loan Banks	15,239
Freddie Mac Gold Pool	108,314
Freddie Mac Non Gold Pool	79,305
Freddie Mac REMICS	65,188
Ginnie Mae I Pool	58,057
Ginnie Mae II Pool	228,067
Government National Mortgage Association	47,057
United States Treasury Note/Bond	47,050
Total Market Value of Collateral Securities	1,020,000

UBS Securities LLC (0.190%)

Security Description	Value ($)
Ginnie Mae I Pool	3,742,677
Ginnie Mae II Pool	949,245
Total Market Value of Collateral Securities	4,691,922

(f)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $736,900,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$71,103,000
Unrealized Depreciation	(68,106,000)
Net Unrealized Appreciation	$2,997,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of

Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	28,871,674	—	—	28,871,674
Energy	26,597,254	—	—	26,597,254
Industrials	414,019,176	—	—	414,019,176
Information Technology	191,319,497	—	—	191,319,497
Materials	17,047,923	—	—	17,047,923
Total Equity Securities	677,855,524	—	—	677,855,524
Other
Money Market Funds	2,341,771	—	—	2,341,771
Investments of Cash Collateral Received for Securities on Loan	—	59,699,924	—	59,699,924
Total Other	2,341,771	59,699,924	—	62,041,695
Total	680,197,295	59,699,924	—	739,897,219

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2010 Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 36.1%
Dividend Income 4.9%
Columbia Dividend Income Fund, Class I Shares	8,414	$124,273
International 3.1%
Columbia Emerging Markets Fund, Class I Shares (a)	2,544	22,947
Columbia Pacific/Asia Fund, Class I Shares	7,390	57,496
Total		80,443
Real Estate 1.6%
Columbia Real Estate Equity Fund, Class I Shares	2,733	40,479
U.S. Large Cap 14.6%
Columbia Contrarian Core Fund, Class I Shares	8,096	124,274
Columbia Large Cap Growth Fund, Class I Shares	1,579	41,510
Columbia Large Core Quantitative Fund, Class I Shares	19,478	124,273
Columbia Large Growth Quantitative Fund, Class I Shares	4,849	41,509
Columbia Large Value Quantitative Fund, Class I Shares	5,922	41,510
Total		373,076
U.S. Mid Cap 8.9%
Columbia Acorn USA, Class I Shares (a)	1,805	52,595
Columbia Mid Cap Growth Fund, Class I Shares (a)	2,187	58,010
Columbia Mid Cap Value Fund, Class I Shares	4,256	58,010
Columbia Mid Cap Value Opportunity Fund, Class I Shares	7,362	58,010
Total		226,625
U.S. Small Cap 3.0%
Columbia Small Cap Core Fund, Class I Shares (a)	4,928	75,490
Total Equity Funds (Cost: $910,881)		$920,386

	Shares	Value

Fixed-Income Funds 58.8%
Global Bond 2.5%
Columbia Global Bond Fund, Class I Shares	9,065	$64,455
High Yield 8.7%
Columbia High Yield Bond Fund, Class I Shares	77,150	222,191
Inflation Protected Securities 5.4%
Columbia Inflation Protected Securities Fund, Class I Shares	12,075	137,417
Investment Grade 42.2%
CMG Ultra-Short Term Bond Fund	30,386	273,783
Columbia Bond Fund, Class I Shares	54,505	528,697
Columbia Diversified Bond Fund, Class I Shares	43,421	227,091
Columbia U.S. Treasury Index Fund, Class I Shares	3,904	45,948
Total		1,075,519
Total Fixed-Income Funds (Cost: $1,469,135)		$1,499,582

Alternative Investments 6.4%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	6,128	63,423
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	2,118	21,141
Columbia Convertible Securities Fund, Class I Shares	5,368	77,347
Total Alternative Investments (Cost: $160,966)		$161,911
Total Investments in Affiliated Funds (Cost: $2,540,982) (b)		$2,581,879(c)
Other Assets and Liabilities		(32,855)
Net Assets		$2,549,024

Notes to Investments in Affiliated Funds

(a)	Non-income producing.
(b)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $2,541,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,000
Unrealized Depreciation	(21,000)
Net Unrealized Appreciation	$41,000

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

	Level 1	Level 2
Description	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	2,581,879	—	—	2,581,879

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2015 Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 46.2%
Dividend Income 5.9%
Columbia Dividend Income Fund, Class I Shares	17,359	$256,391
International 5.9%
Columbia Emerging Markets Fund, Class I Shares (a)	10,118	91,264
Columbia Pacific/Asia Fund, Class I Shares	21,413	166,595
Total		257,859
Real Estate 2.0%
Columbia Real Estate Equity Fund, Class I Shares	5,942	87,999
U.S. Large Cap 17.7%
Columbia Contrarian Core Fund, Class I Shares	16,737	256,915
Columbia Large Cap Growth Fund, Class I Shares	3,253	85,522
Columbia Large Core Quantitative Fund, Class I Shares	40,285	257,017
Columbia Large Growth Quantitative Fund, Class I Shares	10,022	85,784
Columbia Large Value Quantitative Fund, Class I Shares	12,214	85,623
Total		770,861
U.S. Mid Cap 11.0%
Columbia Acorn USA, Class I Shares (a)	3,721	108,431
Columbia Mid Cap Growth Fund, Class I Shares (a)	4,618	122,464
Columbia Mid Cap Value Fund, Class I Shares	9,000	122,669
Columbia Mid Cap Value Opportunity Fund, Class I Shares	15,557	122,589
Total		476,153
U.S. Small Cap 3.7%
Columbia Small Cap Core Fund, Class I Shares (a)	10,359	158,699
Total Equity Funds (Cost: $1,984,979)		$2,007,962

	Shares	Value

Fixed-Income Funds 47.7%
Emerging Markets 0.6%
Columbia Emerging Markets Bond Fund, Class I Shares	2,079	$25,096
Global Bond 2.5%
Columbia Global Bond Fund, Class I Shares	15,422	109,649
High Yield 8.0%
Columbia High Yield Bond Fund, Class I Shares	120,883	348,144
Inflation Protected Securities 3.7%
Columbia Inflation Protected Securities Fund, Class I Shares	14,393	163,797
Investment Grade 32.9%
CMG Ultra-Short Term Bond Fund	41,144	370,712
Columbia Bond Fund, Class I Shares	72,603	704,245
Columbia Diversified Bond Fund, Class I Shares	57,361	299,997
Columbia U.S. Treasury Index Fund, Class I Shares	4,613	54,292
Total		1,429,246
Total Fixed-Income Funds (Cost: $2,030,234)		$2,075,932

Alternative Investments 6.8%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	11,975	123,941
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	4,143	41,343
Columbia Convertible Securities Fund, Class I Shares	9,131	131,581
Total Alternative Investments (Cost: $294,679)		$296,865
Total Investments in Affiliated Funds (Cost: $4,309,892) (b)		$4,380,759(c)
Other Assets and Liabilities		(32,453)
Net Assets		$4,348,306

Notes to Investments in Affiliated Funds

(a)	Non-income producing.

(b)

At July 31, 2012, the cost of securities for federal income tax purposes was approximately $4,310,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$120,000
Unrealized Depreciation	(49,000)
Net Unrealized Appreciation	$71,000

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee)

is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

	Level 1	Level 2
Description	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	4,380,759	—	—	4,380,759

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2020 Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 53.4%
Dividend Income 5.3%
Columbia Dividend Income Fund, Class I Shares	11,569	$170,881
International 7.7%
Columbia Emerging Markets Fund, Class I Shares (a)	10,143	91,492
Columbia Pacific/Asia Fund, Class I Shares	20,062	156,080
Total		247,572
Real Estate 2.6%
Columbia Real Estate Equity Fund, Class I Shares	5,631	83,394
U.S. Large Cap 21.3%
Columbia Contrarian Core Fund, Class I Shares	13,926	213,760
Columbia Large Cap Growth Fund, Class I Shares	2,709	71,219
Columbia Large Core Quantitative Fund, Class I Shares	33,509	213,792
Columbia Large Growth Quantitative Fund, Class I Shares	8,340	71,388
Columbia Large Value Quantitative Fund, Class I Shares	10,174	71,320
Columbia Select Large-Cap Value Fund, Class I Shares	2,785	42,724
Total		684,203
U.S. Mid Cap 11.4%
Columbia Acorn USA, Class I Shares (a)	2,779	80,975
Columbia Mid Cap Growth Fund, Class I Shares (a)	3,048	80,844
Columbia Mid Cap Value Fund, Class I Shares	7,493	102,131
Columbia Mid Cap Value Opportunity Fund, Class I Shares	12,974	102,231
Total		366,181
U.S. Small Cap 5.1%
Columbia Small Cap Core Fund, Class I Shares (a)	6,691	102,510

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I, Class I Shares (a)	2,031	$59,092
Total		161,602
Total Equity Funds (Cost: $1,696,274)		$1,713,833

Fixed-Income Funds 40.4%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares	2,690	32,464
Global Bond 2.2%
Columbia Global Bond Fund, Class I Shares	10,138	72,080
High Yield 7.3%
Columbia High Yield Bond Fund, Class I Shares	81,696	235,287
Inflation Protected Securities 2.9%
Columbia Inflation Protected Securities Fund, Class I Shares	8,044	91,540
Investment Grade 27.0%
CMG Ultra-Short Term Bond Fund	25,164	226,728
Columbia Bond Fund, Class I Shares	37,695	365,638
Columbia Diversified Bond Fund, Class I Shares	46,347	242,397
Columbia U.S. Treasury Index Fund, Class I Shares	2,596	30,550
Total		865,313
Total Fixed-Income Funds (Cost: $1,270,593)		$1,296,684

Alternative Investments 7.4%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	10,754	111,300
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	3,707	36,992
Columbia Convertible Securities Fund, Class I Shares	6,123	88,235
Total Alternative Investments (Cost: $237,505)		$236,527
Total Investments in Affiliated Funds
(Cost: $3,204,372) (b)		$3,247,044(c)
Other Assets and Liabilities		(37,328)
Net Assets		$3,209,716

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  At July 31, 2012, the cost of securities for federal income tax purposes was approximately $3,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$69,000
Unrealized Depreciation	(26,000)
Net Unrealized Appreciation	$43,000

(c)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

	Level 1	Level 2
Description	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	3,247,044	—	—	3,247,044

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2025 Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 58.7%
Dividend Income 5.7%
Columbia Dividend Income Fund, Class I Shares	9,104	$134,467
International 9.4%
Columbia Emerging Markets Fund, Class I Shares (a)	9,511	85,789
Columbia Pacific/Asia Fund, Class I Shares	17,748	138,082
Total		223,871
Real Estate 3.0%
Columbia Real Estate Equity Fund, Class I Shares	4,881	72,294
U.S. Large Cap 22.7%
Columbia Contrarian Core Fund, Class I Shares	10,958	168,204
Columbia Large Cap Growth Fund, Class I Shares	2,136	56,148
Columbia Large Core Quantitative Fund, Class I Shares	26,364	168,205
Columbia Large Growth Quantitative Fund, Class I Shares	6,560	56,149
Columbia Large Value Quantitative Fund, Class I Shares	8,010	56,149
Columbia Select Large-Cap Value Fund, Class I Shares	2,199	33,737
Total		538,592
U.S. Mid Cap 12.4%
Columbia Acorn USA, Class I Shares (a)	2,233	65,065
Columbia Mid Cap Growth Fund, Class I Shares (a)	2,453	65,065
Columbia Mid Cap Value Fund, Class I Shares	6,047	82,416
Columbia Mid Cap Value Opportunity Fund, Class I Shares	10,459	82,415
Total		294,961
U.S. Small Cap 5.5%
Columbia Small Cap Core Fund, Class I Shares (a)	5,380	82,416

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I, Class I Shares (a)	1,631	$47,473
Total		129,889
Total Equity Funds (Cost: $1,398,171)		$1,394,074

Fixed-Income Funds 34.5%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares	1,996	24,098
Global Bond 2.0%
Columbia Global Bond Fund, Class I Shares	6,779	48,196
High Yield 7.2%
Columbia High Yield Bond Fund, Class I Shares	59,160	170,382
Inflation Protected Securities 1.4%
Columbia Inflation Protected Securities Fund, Class I Shares	2,838	32,292
Investment Grade 22.9%
CMG Ultra-Short Term Bond Fund	15,503	139,687
Columbia Bond Fund, Class I Shares	24,458	237,241
Columbia Diversified Bond Fund, Class I Shares	30,212	158,007
Columbia U.S. Treasury Index Fund, Class I Shares	923	10,861
Total		545,796
Total Fixed-Income Funds (Cost: $806,259)		$820,764

Alternative Investments 8.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	9,965	103,140
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	3,453	34,460
Columbia Convertible Securities Fund, Class I Shares	4,181	60,245
Total Alternative Investments (Cost: $200,115)		$197,845
Total Investments in Affiliated Funds (Cost: $2,404,545) (b)		$2,412,683(c)
Other Assets and Liabilities		(34,952)
Net Assets		$2,377,731

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  At July 31, 2012, the cost of securities for federal income tax purposes was approximately $2,405,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,000
Unrealized Depreciation	(29,000)
Net Unrealized Appreciation	$8,000

(c)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

	Level 1	Level 2
Description	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	2,412,683	—	—	2,412,683

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2030 Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 63.8%
Dividend Income 4.6%
Columbia Dividend Income Fund, Class I Shares	7,682	$113,466
International 10.8%
Columbia Emerging Markets Fund, Class I Shares (a)	11,475	103,511
Columbia Pacific/Asia Fund, Class I Shares	20,917	162,733
Total		266,244
Real Estate 3.1%
Columbia Real Estate Equity Fund, Class I Shares	5,089	75,364
U.S. Large Cap 26.1%
Columbia Contrarian Core Fund, Class I Shares	12,358	189,700
Columbia Large Cap Growth Fund, Class I Shares	2,397	63,026
Columbia Large Core Quantitative Fund, Class I Shares	23,762	151,601
Columbia Large Growth Quantitative Fund, Class I Shares	7,385	63,214
Columbia Large Value Quantitative Fund, Class I Shares	9,005	63,121
Columbia Select Large Cap Growth Fund, Class I Shares (a)	2,937	37,357
Columbia Select Large-Cap Value Fund, Class I Shares	4,920	75,472
Total		643,491
U.S. Mid Cap 12.5%
Columbia Acorn USA, Class I Shares (a)	1,816	52,909
Columbia Mid Cap Growth Fund, Class I Shares (a)	2,733	72,483
Columbia Mid Cap Value Fund, Class I Shares	6,762	92,169
Columbia Mid Cap Value Opportunity Fund, Class I Shares	11,686	92,085
Total		309,646
U.S. Small Cap 6.7%
Columbia Small Cap Core Fund, Class I Shares (a)	6,035	92,447

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I, Class I Shares (a)	2,484	$72,295
Total		164,742
Total Equity Funds (Cost: $1,592,486)		$1,572,953

Fixed-Income Funds 28.8%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares	2,085	25,164
Global Bond 2.0%
Columbia Global Bond Fund, Class I Shares	7,057	50,178
High Yield 6.5%
Columbia High Yield Bond Fund, Class I Shares	55,579	160,067
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Class I Shares	1,079	12,280
Investment Grade 18.8%
CMG Ultra-Short Term Bond Fund	12,951	116,686
Columbia Bond Fund, Class I Shares	14,107	136,835
Columbia Diversified Bond Fund, Class I Shares	39,305	205,568
Columbia U.S. Treasury Index Fund, Class I Shares	340	4,007
Total		463,096
Total Fixed-Income Funds (Cost: $697,787)		$710,785

Alternative Investments 9.0%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	11,578	119,828
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	4,009	40,012
Columbia Convertible Securities Fund, Class I Shares	4,345	62,607
Total Alternative Investments (Cost: $224,994)		$222,447
Total Investments in Affiliated Funds
(Cost: $2,515,267) (b)		$2,506,185(c)
Other Assets and Liabilities		(39,778)
Net Assets		$2,466,407

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  At July 31, 2012, the cost of securities for federal income tax purposes was approximately $2,515,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,000
Unrealized Depreciation	(38,000)
Net Unrealized Depreciation	$(9,000)

(c)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

	Level 1	Level 2
Description	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	2,506,185	—	—	2,506,185

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2035 Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 69.3%
Dividend Income 4.9%
Columbia Dividend Income Fund, Class I Shares	5,444	$80,410
International 12.1%
Columbia Emerging Markets Fund, Class I Shares (a)	9,159	82,614
Columbia Pacific/Asia Fund, Class I Shares	15,023	116,881
Total		199,495
Real Estate 3.7%
Columbia Real Estate Equity Fund, Class I Shares	4,048	59,952
U.S. Large Cap 27.8%
Columbia Contrarian Core Fund, Class I Shares	8,739	134,146
Columbia Large Cap Growth Fund, Class I Shares	1,698	44,647
Columbia Large Core Quantitative Fund, Class I Shares	16,817	107,293
Columbia Large Growth Quantitative Fund, Class I Shares	5,218	44,669
Columbia Large Value Quantitative Fund, Class I Shares	6,370	44,653
Columbia Select Large Cap Growth Fund, Class I Shares (a)	2,087	26,540
Columbia Select Large-Cap Value Fund, Class I Shares	3,501	53,710
Total		455,658
U.S. Mid Cap 13.6%
Columbia Acorn USA, Class I Shares (a)	1,312	38,230
Columbia Mid Cap Growth Fund, Class I Shares (a)	1,973	52,325
Columbia Mid Cap Value Fund, Class I Shares	4,886	66,596
Columbia Mid Cap Value Opportunity Fund, Class I Shares	8,456	66,630
Total		223,781
U.S. Small Cap 7.2%
Columbia Small Cap Core Fund, Class I Shares (a)	4,351	66,656

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I, Class I Shares (a)	1,788	$52,032
Total		118,688
Total Equity Funds (Cost: $1,148,324)		$1,137,984

Fixed-Income Funds 23.2%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares	1,392	16,799
Global Bond 1.8%
Columbia Global Bond Fund, Class I Shares	4,064	28,895
High Yield 5.8%
Columbia High Yield Bond Fund, Class I Shares	33,228	95,696
Inflation Protected Securities 0.2%
Columbia Inflation Protected Securities Fund, Class I Shares	339	3,863
Investment Grade 14.4%
CMG Ultra-Short Term Bond Fund	6,568	59,172
Columbia Bond Fund, Class I Shares	7,226	70,092
Columbia Diversified Bond Fund, Class I Shares	20,082	105,029
Columbia U.S. Treasury Index Fund, Class I Shares	114	1,345
Total		235,638
Total Fixed-Income Funds (Cost: $373,728)		$380,891

Alternative Investments 9.8%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	8,940	92,530
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	3,096	30,899
Columbia Convertible Securities Fund, Class I Shares	2,587	37,274
Total Alternative Investments (Cost: $162,261)		$160,703
Total Investments in Affiliated Funds
(Cost: $1,684,313) (b)		$1,679,578(c)
Other Assets and Liabilities		(37,598)
Net Assets		$1,641,980

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  At July 31, 2012, the cost of securities for federal income tax purposes was approximately $1,684,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,000
Unrealized Depreciation	(20,000)
Net Unrealized Depreciation	$(4,000)

(c)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

	Level 1	Level 2
Description	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	1,679,578	—	—	1,679,578

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2040 Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 74.8%
Dividend Income 1.7%
Columbia Dividend Income Fund, Class I Shares	1,574	$23,246
International 13.6%
Columbia Emerging Markets Fund, Class I Shares (a)	8,323	75,070
Columbia Pacific/Asia Fund, Class I Shares	13,568	105,563
Total		180,633
Real Estate 4.1%
Columbia Real Estate Equity Fund, Class I Shares	3,693	54,696
U.S. Large Cap 33.1%
Columbia Contrarian Core Fund, Class I Shares	7,554	115,955
Columbia Large Cap Growth Fund, Class I Shares	1,472	38,697
Columbia Large Core Quantitative Fund, Class I Shares	10,909	69,601
Columbia Large Growth Quantitative Fund, Class I Shares	4,521	38,697
Columbia Large Value Quantitative Fund, Class I Shares	5,520	38,697
Columbia Select Large Cap Growth Fund, Class I Shares (a)	5,471	69,587
Columbia Select Large-Cap Value Fund, Class I Shares	4,537	69,600
Total		440,834
U.S. Mid Cap 15.5%
Columbia Acorn USA, Class I Shares (a)	1,126	32,817
Columbia Mid Cap Growth Fund, Class I Shares (a)	1,707	45,260
Columbia Mid Cap Value Fund, Class I Shares	4,695	63,994
Columbia Mid Cap Value Opportunity Fund, Class I Shares	8,121	63,994
Total		206,065
U.S. Small Cap 6.8%
Columbia Small Cap Core Fund, Class I Shares (a)	2,955	45,261

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I, Class I Shares (a)	1,555	$45,260
Total		90,521
Total Equity Funds (Cost: $1,011,124)		$995,995

Fixed-Income Funds 17.7%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares	1,133	13,674
Global Bond 1.3%
Columbia Global Bond Fund, Class I Shares	2,346	16,682
High Yield 5.1%
Columbia High Yield Bond Fund, Class I Shares	23,737	68,364
Inflation Protected Securities 1.3%
Columbia Inflation Protected Securities Fund, Class I Shares	1,550	17,639
Investment Grade 9.0%
CMG Ultra-Short Term Bond Fund	3,692	33,259
Columbia Bond Fund, Class I Shares	2,064	20,022
Columbia Diversified Bond Fund, Class I Shares	11,438	59,821
Columbia U.S. Treasury Index Fund, Class I Shares	500	5,888
Total		118,990
Total Fixed-Income Funds (Cost: $230,661)		$235,349

Alternative Investments 10.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	7,927	82,043
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	2,740	27,348
Columbia Convertible Securities Fund, Class I Shares	1,898	27,348
Total Alternative Investments (Cost: $137,834)		$136,739
Total Investments in Affiliated Funds
(Cost: $1,379,619) (b)		$1,368,083(c)
Other Assets and Liabilities		(36,999)
Net Assets		$1,331,084

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  At July 31, 2012, the cost of securities for federal income tax purposes was approximately $1,380,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$11,000
Unrealized Depreciation	(23,000)
Net Unrealized Depreciation	$(12,000)

(c)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

	Level 1	Level 2
Description	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	1,368,083	—	—	1,368,083

There were no transfers of financial assets between Levels 1 and 2 during the period.

Investments in Affiliated Funds

Columbia Retirement Plus 2045 Fund

July 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 80.1%
Dividend Income 1.9%
Columbia Dividend Income Fund, Class I Shares	1,622	$23,962
International 15.0%
Columbia Emerging Markets Fund, Class I Shares (a)	8,846	79,793
Columbia Pacific/Asia Fund, Class I Shares	14,353	111,662
Total		191,455
Real Estate 4.1%
Columbia Real Estate Equity Fund, Class I Shares	3,556	52,671
U.S. Large Cap 35.5%
Columbia Contrarian Core Fund, Class I Shares	7,789	119,553
Columbia Large Cap Growth Fund, Class I Shares	1,517	39,891
Columbia Large Core Quantitative Fund, Class I Shares	11,248	71,760
Columbia Large Growth Quantitative Fund, Class I Shares	4,661	39,898
Columbia Large Value Quantitative Fund, Class I Shares	5,691	39,893
Columbia Select Large Cap Growth Fund, Class I Shares (a)	5,618	71,460
Columbia Select Large-Cap Value Fund, Class I Shares	4,677	71,750
Total		454,205
U.S. Mid Cap 16.4%
Columbia Acorn USA, Class I Shares (a)	1,143	33,309
Columbia Mid Cap Growth Fund, Class I Shares (a)	1,743	46,208
Columbia Mid Cap Value Fund, Class I Shares	4,800	65,428
Columbia Mid Cap Value Opportunity Fund, Class I Shares	8,303	65,430
Total		210,375
U.S. Small Cap 7.2%
Columbia Small Cap Core Fund, Class I Shares (a)	3,017	46,216

	Shares	Value

Equity Funds (continued)
U.S. Small Cap (continued)
Columbia Small Cap Growth Fund I, Class I Shares (a)	1,588	$46,206
Total		92,422
Total Equity Funds (Cost: $1,030,905)		$1,025,090

Fixed-Income Funds 12.5%
Emerging Markets 1.0%
Columbia Emerging Markets Bond Fund, Class I Shares	1,091	13,169
Global Bond 0.7%
Columbia Global Bond Fund, Class I Shares	1,334	9,482
High Yield 4.2%
Columbia High Yield Bond Fund, Class I Shares	18,453	53,145
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Class I Shares	1,064	12,115
Investment Grade 5.6%
CMG Ultra-Short Term Bond Fund	2,092	18,849
Columbia Bond Fund, Class I Shares	1,280	12,417
Columbia Diversified Bond Fund, Class I Shares	7,051	36,874
Columbia U.S. Treasury Index Fund, Class I Shares	347	4,088
Total		72,228
Total Fixed-Income Funds (Cost: $156,785)		$160,139

Alternative Investments 10.3%
Columbia Absolute Return Currency and Income Fund, Class I Shares(a)	7,634	79,006
Columbia Absolute Return Multi-Strategy Fund, Class I Shares(a)	2,639	26,335
Columbia Convertible Securities Fund, Class I Shares	1,827	26,334
Total Alternative Investments (Cost: $132,579)		$131,675
Total Investments in Affiliated Funds
(Cost: $1,320,269) (b)		$1,316,904(c)
Other Assets and Liabilities		(36,959)
Net Assets		$1,279,945

Notes to Investments in Affiliated Funds

(a)                                  Non-income producing.

(b)                                  At July 31, 2012, the cost of securities for federal income tax purposes was approximately $1.320,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,000
Unrealized Depreciation	(12,000)
Net Unrealized Depreciation	$(3,000)

(c)                                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2012:

	Level 1	Level 2
Description	Quoted Prices	Other	Level 3
	in Active	Significant	Significant
	Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Investments in Affiliated Funds	1,316,904	—	—	1,316,904

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 24, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 24, 2012